Long-term Debt - Summary of Carrying Value of Long-term Debt (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 41,750	$ 40,532
Less current portion of long-term debt	(2,600)
Long-term portion of long-term debt	39,150	$ 40,532
First Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	9,295
Second Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	29,855
Secured Convertible Debentures
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 2,600